                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-92396
                                                and 811-07727



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                 SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS
                              (J3015 PRO.1 (R 7/04)
                              DATED AUGUST 2, 2004
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The following replaces the OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION section under the heading titled OPTIONAL SEASONS ESTATE ADVANTAGE DEATH BENEFITS located on page 20 of the prospectus:

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

1.      Contract value; or

2.      Net Purchase Payments received prior to your 86th birthday; or

3. Maximum Anniversary Value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greatest of contract value, Net Purchase Payments or 125% of Purchase Payments. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

Date:  November 19, 2004


                       Please keep this Supplement with your Prospectus


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